Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 11, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Account Value	$ 40,371	$ 22,938	$ 17,722	$ 23,461	$ 20,391	$ 13,068	$ 10,365	$ 14,290		$ 9,099	$ 8,892	$ 9,424
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Account Value	$ 40,754	23,273	18,067	24,047	20,998	13,525	10,781	14,945		9,558	9,386	10,000
No Load Class
Account Value [Line Items]
Account Value	$ 43,912	24,887	19,180	25,331	21,959	14,039	11,102	15,276		9,704	9,458	10,000
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Account Value	$ 33,328	19,412	17,360	18,625	16,034	12,858	10,618	13,918		9,261	8,122	9,432
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Account Value	$ 33,256	19,452	17,496	18,854	16,333	13,160	10,903	14,383		9,717	8,552	10,000
No Load Class
Account Value [Line Items]
Account Value	$ 35,814	20,802	18,591	19,874	17,086	13,669	11,240	14,707		9,857	8,617	10,000
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Account Value	$ 46,382	24,672	29,762	23,096	16,759	16,263	12,495	13,263		10,356	8,617	9,424
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Account Value	$ 46,821	25,029	30,346	23,668	17,262	16,831	12,998	13,868		10,878	9,100	10,000
Institutional Class
Account Value [Line Items]
Account Value	51,504	27,275	32,754	25,305	18,278	17,652	13,500	14,266		11,089	9,184	10,000
No Load Class
Account Value [Line Items]
Account Value	$ 50,462	26,775	32,218	24,941	18,053	17,473	13,392	14,178		11,042	9,167	10,000
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Account Value	$ 47,063	27,997	32,902	24,994	16,669	16,335	12,891	12,891		10,236	8,251	9,425
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Account Value	$ 47,489	28,394	33,533	25,602	17,160	16,901	13,404	13,472		10,750	8,708	10,000
Institutional Class
Account Value [Line Items]
Account Value	52,230	30,933	36,187	27,369	18,171	17,726	13,924	13,863		10,958	8,794	10,000
No Load Class
Account Value [Line Items]
Account Value	$ 51,217	30,392	35,626	26,998	17,960	17,556	13,817	13,777		10,914	8,774	10,000
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Account Value	$ 48,680	26,514	28,682	25,008	19,584	16,414	13,408	15,083		10,267	8,545	9,426
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Account Value	$ 49,114	26,890	29,230	25,612	20,157	16,984	13,945	15,755		10,782	9,021	10,000
Institutional Class
Account Value [Line Items]
Account Value	54,056	29,314	31,569	27,401	21,355	17,828	14,497	16,233		10,995	9,107	10,000
No Load Class
Account Value [Line Items]
Account Value	52,971	28,776	31,051	27,006	21,091	17,642	14,371	16,123		10,947	9,089	10,000
No Load Class
Account Value [Line Items]
Account Value	$ 13,409	12,526	11,912	12,193	12,050	12,219	11,202	11,315		10,802	9,783	10,000
Advisor Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Account Value	$ 39,827	21,840	27,176	19,488	13,652	12,975	9,882	10,777		9,317	8,330	9,427
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Account Value	$ 39,190	21,647	27,142	19,617	13,842	13,249	10,165	11,171		9,735	8,778	10,000
Institutional Class
Account Value [Line Items]
Account Value	4,333,479	2,369,885	2,941,395	2,103,700	1,469,864	1,393,721	1,057,936	1,151,264		993,348	886,294	1,000,000
No Load Class
Account Value [Line Items]
Account Value	$ 38,285	20,982	26,094	18,714	13,096	12,421	9,458	10,305	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 44,884	34,640	23,949	35,499	29,055	20,049	14,667	15,096		11,645	10,696	10,000
NASDAQ Composite Index Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Account Value	$ 40,774	31,696	22,100	33,034	27,213	18,945	14,010	14,576		11,366	10,573	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 44,884	34,640	23,949	35,499	29,055	20,049	14,667	15,096		11,645	10,696	10,000
NASDAQ Composite Index Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Account Value	$ 40,774	31,696	22,100	33,034	27,213	18,945	14,010	14,576		11,366	10,573	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 44,884	34,640	23,949	35,499	29,055	20,049	14,667	15,096		11,645	10,696	10,000
NASDAQ Composite Index Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Account Value	$ 40,774	31,696	22,100	33,034	27,213	18,945	14,010	14,576		11,366	10,573	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056		10,531	9,764	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Account Value	$ 23,579	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Account Value	$ 23,579	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Account Value	$ 23,579	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Account Value	$ 23,579	21,692	18,692	22,278	17,567	15,785	12,856	14,048		12,406	9,803	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526		10,018	9,919	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Account Value	$ 16,552	15,299	13,486	15,185	14,423	13,466	11,779	12,029		11,190	9,553	10,000
CBOE S&P 500 PutWrite Index (PUT) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 PutWrite Index (PUT)
Account Value	$ 20,999	17,820	15,587	16,880	13,860	13,571	11,956	12,710		11,467	10,640	10,000
Cboe S&P 500 BuyWrite Monthly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Monthly Index
Account Value	$ 19,566	16,288	14,566	16,434	13,641	14,028	12,126	12,733		11,268	10,524	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,425,395	2,739,884	2,169,558	2,649,385	2,058,487	1,738,605	1,322,270	1,382,901		$ 1,135,093	$ 1,013,838	$ 1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 24,918	$ 19,931	$ 15,782	$ 19,273	$ 14,974	$ 12,647	$ 9,619	$ 10,060	$ 10,000